Long-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
FHLB Advances and Related Weighted Average Interest Rates
At December 31, 2023 and 2022, FHLB advances and the related weighted-average interest rates were as follows:

	2023			2022
		Weighted-	Weighted-		Weighted-	Weighted-
		Average	Average		Average	Average
		Contractual	Effective		Contractual	Effective
(Dollars in thousands)	Amount	Rate	Rate	Amount	Rate	Rate
FHLB advances	$1,510,487	5.43%	3.75%	$1,910,775	4.18%	3.19%

Information Related to Statutory Trusts
Information related to United’s statutory trusts is presented in the table below:

(Dollars in thousands) Description	Issuance Date	Amount of Capital Securities Issued	Stated Interest Rate (1)	Maturity Date
United Statutory Trust III	December 17, 2003	$20,000	3-month CME Term SOFR + 2.85%	December 17, 2033
United Statutory Trust IV	December 19, 2003	$25,000	3-month CME Term SOFR + 2.85%	January 23, 2034
United Statutory Trust V	July 12, 2007	$50,000	3-month CME Term SOFR + 1.55%	October 1, 2037
United Statutory Trust VI	September 20, 2007	$30,000	3-month CME Term SOFR + 1.30%	December 15, 2037
Premier Statutory Trust II	September 25, 2003	$6,000	3-month CME Term SOFR + 3.10%	October 8, 2033
Premier Statutory Trust III	May 16, 2005	$8,000	3-month CME Term SOFR + 1.74%	June 15, 2035
Premier Statutory Trust IV	June 20, 2006	$14,000	3-month CME Term SOFR + 1.55%	September 23, 2036
Premier Statutory Trust V	December 14, 2006	$10,000	3-month CME Term SOFR + 1.61%	March 1, 2037
Centra Statutory Trust I	September 20, 2004	$10,000	3-month CME Term SOFR + 2.29%	September 20, 2034
Centra Statutory Trust II	June 15, 2006	$10,000	3-month CME Term SOFR + 1.65%	July 7, 2036
VCBI Capital Trust II	December 19, 2002	$15,000	6-month CME Term SOFR + 3.30%	December 19, 2032
VCBI Capital Trust III	December 20, 2005	$25,000	3-month CME Term SOFR + 1.42%	February 23, 2036
Cardinal Statutory Trust I	July 27, 2004	$20,000	3-month CME Term SOFR + 2.40%	September 15, 2034
UFBC Capital Trust I	December 30, 2004	$5,000	3-month CME Term SOFR + 2.10%	March 15, 2035
Carolina Financial Capital Trust I	December 19, 2002	$5,000	Prime + 0.50%	December 31, 2032
Carolina Financial Capital Trust II	November 5, 2003	$10,000	3-month CME Term SOFR + 3.05%	January 7, 2034
Greer Capital Trust I	October 12, 2004	$6,000	3-month CME Term SOFR + 2.20%	October 18, 2034
Greer Capital Trust II	December 28, 2006	$5,000	3-month CME Term SOFR + 1.73%	January 30, 2037
First South Preferred Trust I	September 26, 2003	$10,000	3-month CME Term SOFR + 2.95%	September 30, 2033
BOE Statutory Trust I	December 12, 2003	$4,000	3-month CME Term SOFR + 3.00%	December 12, 2033

(1)	The 3-month CME Term SOFR rates have a spread adjustment of 0.26161% and the 6-month CME Term SOFR rate has a spread adjustment of 0.42826%.

Debentures and Related Weighted Average Interest Rates
At December 31, 2023 and 2022, the Debentures and their related weighted-average interest rates were as follows:

	2023		2022
		Weighted-		Weighted-
(Dollars in thousands)		Average		Average
	Amount	Rate	Amount	Rate
United Statutory Trust III	$20,619	8.49%	$20,619	7.59%
United Statutory Trust IV	25,774	8.50%	25,774	7.27%
United Statutory Trust V	51,547	7.21%	51,547	5.29%
United Statutory Trust VI	30,928	6.95%	30,928	6.07%
Premier Statutory Trust II	6,186	8.76%	6,186	7.18%
Premier Statutory Trust III	8,248	7.39%	8,248	6.51%
Premier Statutory Trust IV	14,433	7.17%	14,433	6.28%
Premier Statutory Trust V	10,310	7.25%	10,310	6.37%
Centra Statutory Trust I	10,000	7.92%	10,000	7.04%
Centra Statutory Trust II	10,000	7.31%	10,000	5.73%
Virginia Commerce Trust II	13,397	8.88%	13,166	8.45%
Virginia Commerce Trust III	19,373	7.06%	18,847	6.11%
Cardinal Statutory Trust I	16,414	8.05%	16,017	7.17%
UFBC Capital Trust I	3,971	7.75%	3,866	6.87%
Carolina Financial Capital Trust I	5,034	9.00%	5,022	8.00%
Carolina Financial Capital Trust II	9,572	8.71%	9,498	7.13%
Greer Capital Trust I	5,341	7.86%	5,256	6.39%
Greer Capital Trust II	4,184	7.38%	4,087	6.15%
First South Preferred Trust I	9,513	8.54%	9,432	7.68%
BOE Statutory Trust I	3,772	8.59%	3,753	7.75%

Total	$278,616	7.75%	$276,989	6.60%

Schedule of Maturities of Long-term Borrowings
At December 31, 2023, the scheduled maturities of long-term borrowings were as follows:

Year	Amount
(Dollars in thousands)
2024	$1,498,390
2025	10,487
2026	0
2027	0
2028	0
2029 and thereafter	280,226

Total	$1,789,103